Leases (Details Narrative) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		9 Months Ended				12 Months Ended
	Oct. 02, 2021	Oct. 01, 2021	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Bridge Media LLC [Member]
Right of use asset					$ 119		$ 119				$ 101
Lease liability					121		121				101
Advertising expense					29	$ 1	94		$ 1		2
Cash payments					150		150				133
Building [Member] | Bridge Media LLC [Member]
Right of use asset					119		119				101
Short term lease liability					39		39				16
Long term lease liability					82		82				85
Depreciation expenses					10		25				3
Building [Member] | Two Lessors [Member] | Bridge Media LLC [Member]
Right of use asset											104
Lease liability											$ 104
Incremental borrowing rate											7.90%
Building [Member] | One Lessors [Member] | Bridge Media LLC [Member]
Incremental borrowing rate											6.82%
Building [Member] | Three Lessors [Member] | Bridge Media LLC [Member]
Right of use asset					147		147
Lease liability					$ 147		$ 147
The Arena Group Holdings Inc [Member]
Operating lease term					1 year 3 days		1 year 3 days				1 year 9 months
Sublease income					$ 55	55	$ 164		164		$ 218	$ 218
Right of use asset					229		229				372	528
Loss on impairment												466
Total sublease income											477
Lease liability					471		471				785
Loss on terminastion of lease												(7,345)
Cash payments					497		497				859
Dedicated cost					204	$ 273	758	[1]	$ 727	[1]
Short term lease liability					471		471				427	374
Long term lease liability											358	785
The Arena Group Holdings Inc [Member] | December 1, 2021 and October 1, 2022 [Member]
Cash payments				$ 1,000
The Arena Group Holdings Inc [Member] | October 1, 2022 [Member]
Cash payments				1,000
The Arena Group Holdings Inc [Member] | October 1, 2023 and October 2, 2023 [Member]
Cash payments				4,000
The Arena Group Holdings Inc [Member] | October 1, 2023 and October 1, 2024 [Member]
Cash payments				4,000
The Arena Group Holdings Inc [Member] | Sublease Agreement [Member]
Sublease income			$ 637				288
Right of use asset			$ 1,002
Loss on impairment												466
The Arena Group Holdings Inc [Member] | Business Membership Agreement [Member] | Convene [Member]
Amount payable in monthly installment	$ 620	$ 500					$ 259				$ 500
Debt term		27 months
Dedicated cost		$ 500
The Arena Group Holdings Inc [Member] | Business Membership Agreement [Member] | Convene [Member] | Minimum [Member]
Dedicated cost		$ 120
The Arena Group Holdings Inc [Member] | Lease Arrangement [Member]
Right of use asset				15,673
Lease liability				17,935
Penalty upon termination				9,606
Loss on terminastion of lease												$ 7,345
Proceeds from lease payments				10,000
Advertising expense				$ 1,475

[1]	Operating lease costs is presented net of sublease income that is not material.